UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22818

Westchester Capital Funds
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 113.28%
COMMON STOCKS - 28.19%
OIL & GAS EXPLORATION & PRODUCTION - 0.14%
Alta Mesa Resources, Inc. (a)	1,368	$5,718
SPECIAL PURPOSE ACQUISITION COMPANIES - 28.05%
Avista Healthcare Public Acquisition Corporation Class A (a)(b)	5,474	55,452
Churchill Capital Corporation (a)	24,142	244,559
Constellation Alpha Capital Corporation (a)(b)	8,300	83,996
Industrea Acquisition Corporation Class A (a)	9,899	100,970
Kayne Anderson Acquisition Corporation Class A (a)	2,044	20,767
Legacy Acquisition Corporation Class A (a)	8,245	80,064
Longevity Acquisition Corporation (a)(b)	18,606	190,525
Mudrick Capital Acquisition Corporation Class A (a)(e)	1,950	18,944
Pensare Acquisition Corporation (a)	10,631	105,885
Pure Acquisition Corporation (a)	15,882	154,135
Thunder Bridge Acquisition Ltd. (a)(b)(e)	5,911	60,056
		1,115,353
TOTAL COMMON STOCKS (Cost $1,104,418)		1,121,071

CLOSED-END FUNDS - 0.11%
Apollo Tactical Income Fund, Inc.	23	357
Ares Dynamic Credit Allocation Fund	173	2,687
BlackRock Debt Strategies Fund, Inc.	93	1,036
Nuveen Credit Strategies Income Fund	58	462
TOTAL CLOSED-END FUNDS (Cost $4,658)		4,542

PREFERRED STOCKS - 5.62%
AllianzGI Convertible & Income Fund, 5.625%, Series A	7,066	177,639
NuStar Logistics LP, 9.073% (3 Month LIBOR + 6.734%), 1/15/2043 (g)	1,812	45,753
TOTAL PREFERRED STOCKS (Cost $220,463)		223,392

WARRANTS - 0.30% (a)(e)
Mudrick Capital Acquisition Corporation Class A	1,950	1,287
Pure Acquisition Corporation	7,941	10,720
TOTAL WARRANTS (Cost $11,254)		12,007

	Principal Amount
CONVERTIBLE BONDS - 5.64% (b)(e)
NXP Semiconductors NV
1.000%, 12/1/2019	$215,000	224,402
TOTAL CONVERTIBLE BONDS (Cost $262,223)		224,402

CORPORATE BONDS - 71.45% (e)
Ardagh Packaging Finance plc / Ardagh Holdings MP USA, Inc.
7.250%, 5/15/2024 (b)(f)(h)	225,000	236,250
BlueLine Rental Finance Corporation / BlueLine Rental LLC
9.250%, 3/15/2024 (f)(h)	219,000	230,360
EIG Investors Corporation
10.875%, 2/1/2024	182,000	199,517
Enbridge, Inc.
6.000% (Fixed at 6.000% until 2027), 1/15/2077 (b)(g)	152,000	147,533
Envision Healthcare Corporation
5.625%, 7/15/2022	221,000	227,343
6.250%, 12/1/2024 (f)	74,000	79,920
LifePoint Health, Inc.
5.875%, 12/1/2023	41,000	42,896
5.375%, 5/1/2024	58,000	60,538
Nationstar Mortgage LLC / Nationstar Capital Corporation
6.500%, 7/1/2021	25,000	25,093
6.500%, 6/1/2022	16,000	16,010
Rent-A-Center, Inc.
6.625%, 11/15/2020	12,000	12,030
4.750%, 5/1/2021	184,000	184,000
Rite Aid Corporation
6.125%, 4/1/2023 (f)	130,000	117,163

Sinclair Television Group, Inc.
6.125%, 10/1/2022	170,000	173,825
Spectrum Brands Holdings, Inc.
7.750%, 1/15/2022 (h)	223,000	230,135
SUPERVALU, Inc.
6.750%, 6/1/2021	115,000	117,588
7.750%, 11/15/2022	75,000	78,281
Tribune Media Company
5.875%, 7/15/2022	153,000	157,016
Unitymedia GmbH
6.125%, 1/15/2025 (b)(f)	148,000	156,140
Univar USA, Inc.
6.750%, 7/15/2023 (f)	153,000	158,738
Xerium Technologies, Inc.
9.500%, 8/15/2021	181,000	190,548
TOTAL CORPORATE BONDS (Cost $2,845,324)		2,840,924

		Shares
	SHORT-TERM INVESTMENTS - 1.97%
	MONEY MARKET FUNDS - 1.97% (c)(d)
	JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 1.96%	78,408	78,408
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $78,408)		78,408
	TOTAL NET INVESTMENTS
	(Cost $4,526,748) - 113.28%		4,504,746
	OTHER ASSETS IN EXCESS OF LIABILITIES - (13.28)%		(528,006)
	TOTAL NET ASSETS - 100.00%		$3,976,740

LIBOR	- London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	Level 2 Security. Please see footnote (j) on the Schedule of Investments for more information.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2018, these securities represent 24.61% of total net assets.

(g)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2018.
(h)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(i)	As of September 30, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$3,997,870

Gross unrealized appreciation	44,144
Gross unrealized depreciation	(76,391)
Net unrealized depreciation	$(32,247)

(1) Tax cost represents tax on investments, net of proceeds on reverse repurchase agreements.
*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
(j)	Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2018. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,042,071	$79,000	$-	$1,121,071
Closed End Funds	4,542	-	-	4,542
Preferred Stock	223,392	-	-	223,392
Warrants	-	12,007	-	12,007
Convertible Bonds	-	224,402	-	224,402
Corporate Bonds	-	2,840,924	-	2,840,924
Short-Term Investments	78,408	-	-	78,408
Total	$1,348,413	$3,156,333	$-	$4,504,746

Liabilities
Swap Contracts**	$-	$10,245	$-	$10,245
Reverse Repurchase Agreements	-	528,878	-	528,878
Total	$-	$539,123	$-	$539,123

*	Please refer to the Schedules of Investments to view long common stocks segregated by industry type.
**	Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs.

There were no transfers to Level 3 during the nine months ended September 30, 2018.

(k)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2018.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2018 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Swap Contracts	Schedule of Swap Contracts	$-	Schedule of Swap Contracts	$10,245
Total		$-		$10,245

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WCM Alternatives: Credit Event Fund
SCHEDULE OF SWAP CONTRACTS
September 30, 2018 (Unaudited)

			Pay/Receive					Unrealized
Counterparty	Security	Termination Date	on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Appreciation (Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	BlackRock Debt Strategies Fund, Inc.	5/23/2019	Pay	0.800% +3 Month LIBOR	Quarterly	4,352	$ 49,395	$(974)
JPM	BlackRock Floating Rate Income Strategies Fund, Inc.	8/30/2019	Pay	0.300% +3 Month LIBOR	Quarterly	2,905	40,145	(126)
JPM	Colony Capital, Inc., 8.750%, Series E	4/27/2019	Pay	0.826% +3 Month LIBOR	Quarterly	6,970	177,240	1,113
JPM	Eaton Vance Floating-Rate Income Trust	3/16/2019	Pay	0.800% +3 Month LIBOR	Quarterly	2,101	31,366	(730)
JPM	Eaton Vance Senior Floating-Rate Trust	8/30/2019	Pay	1.000% +3 Month LIBOR	Quarterly	2,841	40,087	(194)
JPM	First Trust Senior Floating Rate Income Fund II	3/16/2019	Pay	0.800% +3 Month LIBOR	Quarterly	5,272	68,452	(1,476)
JPM	Invesco Dynamic Credit Opportunities Fund	5/23/2019	Pay	0.803% +3 Month LIBOR	Quarterly	7,698	89,610	(1,423)
JPM	Invesco Senior Income Trust	3/16/2019	Pay	1.000% +3 Month LIBOR	Quarterly	27,652	121,333	(2,586)
JPM	Nuveen Credit Strategies Income Fund	5/23/2019	Pay	0.800% +3 Month LIBOR	Quarterly	6,084	49,463	(1,034)
JPM	Voya Prime Rate Trust	3/16/2019	Pay	1.000% +3 Month LIBOR	Quarterly	24,016	122,256	(2,815)
								$(10,245)
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

WCM Alternatives: Credit Event Fund
SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
September 30, 2018 (Unaudited)

Counterparty	Rate	Trade Date	Maturity Date	Principle	Principle & Interest
JPM	2.833%	9/6/2018	10/5/2018	$40,276	$40,352
JPM	2.839%	9/10/2018	10/5/2018	141,041	141,264
JPM	3.012%	9/20/2018	10/5/2018	173,126	173,271
JPM	2.912%	9/20/2018	10/5/2018	174,435	174,576
				$528,878	$529,463

JPM - JPMorgan Chase & Co., Inc.

The weighted average daily balance of reverse repurchase agreements during the reporting period ended September 30, 2018 was $26,605, at a weighted average interest rate of 2.90%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at September 30, 2018 was $696,745.

Securities Accounted for as Secured Borrowings
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Reverse Repurchase Agreements
Corporate Bonds	$-	$ 528,878	$ -	$-	$528,878
Total Borrowings	$-	$ 528,878	$ -	$-	$528,878
Gross amount of recognized liabilities for reverse repurchase agreements					$528,878

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title        /s/ Michael T. Shannon
  Michael T. Shannon, Co-President

Date         11/21/2018

By (Signature and Title)          /s/ Roy Behren
  Roy Behren, Co-President and Treasurer

Date         11/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Michael T. Shannon
 Michael T. Shannon, Co-President

Date         11/21/2018

By (Signature and Title)*        /s/ Roy Behren
  Roy Behren, Co-President and Treasurer

Date         11/21/2018

* Print the name and title of each signing officer under his or her signature.